[logo omitted]

                                  E.I.I. Realty
                                 SECURITIES FUND

                              INSTITUTIONAL SHARES

                                DECEMBER 31, 1999
                               SEMI-ANNUAL REPORT
                                   (UNAUDITED)

                                  888-323-8912

                         E.I.I. REALTY SECURITIES TRUST

                          E.I.I. REALTY SECURITIES FUND

                                TABLE OF CONTENTS

Letter to Shareholders.........................................................1

Schedule of Investments........................................................2

Statement of Assets and Liabilities............................................4

Statement of Operations........................................................5

Statements of Changes in Net Assets............................................6

Financial Highlights...........................................................7

Notes to Financial Statements..................................................8

                         E.I.I. REALTY SECURITIES TRUST

                          E.I.I. REALTY SECURITIES FUND

                             LETTER TO SHAREHOLDERS

                                DECEMBER 31, 1999

To Our Shareholders:

We are pleased to submit to you our report for the six-month period ended December 31, 1999. The net asset value (NAV) of the Fund on December 31, 1999 was $8.32 per share. For the six-month period, the Fund declared and paid three dividends totaling $0.32 per share. The specific dividend distributions were as follows:

Record Date                           Pay Date                         Per Share
-----------                           --------                         ---------
7/1/99                                7/2/99                              $0.10
10/1/99                               10/4/99                             $0.11
12/27/99                              12/28/99                            $0.11

Please do not hesitate to contact us if you have any questions about the report or your account.


Sincerely,

/S/RICHARD J. ADLER                                         /S/DAVID P. O'CONNOR
Richard J. Adler                                            David P. O'Connor
Chairman                                                    President

                         E.I.I. REALTY SECURITIES TRUST

                          E.I.I. REALTY SECURITIES FUND

                             SCHEDULE OF INVESTMENTS

                                DECEMBER 31, 1999

                                   (UNAUDITED)

                                                         SHARES            COST                 VALUE
                                                       ---------        ----------           ----------

COMMON STOCK -- 95.1%
     AMB Property Corp.                                 33,600          $  673,616           $  669,900
     Apartment Investment & Management Company, Class A 76,000           2,931,690            3,025,750
     Arden Realty Group, Inc.                           98,900           2,370,636            1,984,181
     Avalonbay Communities, Inc.                        41,555           1,427,774            1,425,856
     Boston Properties, Inc.                            73,700           2,388,054            2,293,912
     Bradley Real Estate Trust, Inc.                    48,500             977,379              845,719
     Brandywine Realty Trust                            66,700           1,183,104            1,092,212
     BRE Properties, Inc., Class A                      38,900             979,960              882,544
     Camden Property Trust                              30,600             812,788              837,675
     CarrAmerica Realty Corp.                           34,500             761,885              728,812
     Charles E. Smith Residential Realty, Inc.          42,300           1,355,026            1,496,362
     Chateau Communities, Inc.                          65,224           1,907,123            1,691,747
     Cornerstone Properties, Inc.                      112,200           1,758,450            1,640,925
     Duke Realty Investments, Inc.                       5,600             116,984              109,200
     Equity Office Properties Trust                    182,459           4,568,479            4,493,053
     Equity Residential Properties Trust                65,337           2,801,964            2,789,073
     Federal Realty Investment Trust                    42,600             925,938              801,412
     Franchise Finance Corporation of America          106,100           2,516,674            2,539,769
     General Growth Properties, Inc.                    72,800           2,595,853            2,038,400
     Highwoods Properties, Inc.                         68,600           1,711,214            1,594,950
     Host Marriott Corp.                               116,100           1,286,680              957,825
     Kilroy Realty Corp.                                90,100           2,071,240            1,982,200
     Kimco Realty Corp.                                 81,100           3,076,333            2,747,263
     Liberty Property Trust                             77,600           1,850,377            1,881,800
     Macerich Co.                                       52,600           1,288,032            1,094,738
     Nationwide Health Properties, Inc.                 61,800             947,909              849,750
     Post Properties, Inc.                              44,820           1,759,210            1,714,365
     Prologis Trust                                    111,148           2,346,999            2,139,599
     Public Storage, Inc.                               66,998           1,795,948            1,520,017
     Reckson Associates Realty Corp.                    95,600           2,208,063            1,959,800
     Reckson Associates Realty Corp. Class B            14,196             378,181              326,508
     Rouse Company                                      92,500           2,155,700            1,965,625
     Simon Property Group, Inc.                        132,900           3,797,791            3,048,394
     SL Green Realty Corp.                              68,800           1,441,453            1,496,400
     Spieker Properties, Inc.                           55,800           2,016,647            2,033,213
     Starwood Hotels & Resorts Worldwide, Inc.          59,486           1,649,563            1,397,921
     Storage USA, Inc.                                  23,600             652,052              713,900
     Sun Communities, Inc.                              60,100           2,069,444            1,934,469
     Taubman Centrers, Inc.                            126,300           1,645,149            1,357,725
     Urban Shopping Centers, Inc.                       22,500             716,378              610,313
     Vornado Realty Trust                               81,200           2,855,664            2,639,000
                                                                                             ----------
   TOTAL COMMON STOCK  (COST $72,773,404)                                                    67,352,277
                                                                                             ----------

                 See accompanying Notes to Financial Statements

                         E.I.I. REALTY SECURITIES TRUST

                          E.I.I. REALTY SECURITIES FUND

                             SCHEDULE OF INVESTMENTS

                                DECEMBER 31, 1999

                                   (UNAUDITED)

                                                                    SHARES            COST                 VALUE
                                                                    ------          ---------           ----------


PREFERRED STOCK -- 1.2%
     Vornado Realty Trust Preferred Convertible, Series A
     (COST $908,113)                                                17,400           $908,113           $  811,275
                                                                                                        ----------
                                                                    PAR (000)        COST (000)
                                                                    ---------        ----------

TEMPORARY INVESTMENTS -- 3.7%
     Provident Institutional Funds, Treasury Trust Fund Portfolio
     (COST $2,648,492)                                               2,648              2,648            2,648,492
                                                                                                       -----------

TOTAL INVESTMENTS -- 100.0% (COST $76,330,009)                                                         $70,812,044
                                                                                                       ===========


                 See accompanying Notes to Financial Statements
                                        3

                         E.I.I. REALTY SECURITIES TRUST

                          E.I.I. REALTY SECURITIES FUND

                       STATEMENT OF ASSETS AND LIABILITIES

                                DECEMBER 31, 1999

                                   (UNAUDITED)

ASSETS
     Investments at value (Cost $76,330,009)....................$70,812,044
     Dividends receivable.......................................    585,479
     Organizational expenses....................................    125,837
     Prepaid expenses and other assets..........................     36,350
     Interest receivable........................................     12,022
     Receivable for fund shares sold............................      9,976
                                                                -----------
           TOTAL ASSETS......................................... 71,581,708
                                                                -----------
LIABILITIES
     Accrued expenses...........................................     56,459
     Payable for fund shares redeemed...........................      1,076
                                                                -----------
           TOTAL LIABILITIES....................................     57,535
                                                                -----------
TOTAL NET ASSETS (Applicable to 8,595,682
   Institutional Class shares outstanding, $.01
   par value, unlimited shares authorized)......................$71,524,173
                                                                ===========
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER INSTITUTIONAL
   CLASS SHARE..................................................      $8.32
                                                                      =====

                 See accompanying Notes to Financial Statements
                                        4

                         E.I.I. REALTY SECURITIES TRUST

                          E.I.I. REALTY SECURITIES FUND

                             STATEMENT OF OPERATIONS

                                                                 Six Months
                                                                    Ended
                                                              December 31, 1999
                                                                 (Unaudited)
                                                            --------------------
INVESTMENT INCOME
     Dividend Income ..........................................   $ 2,374,823
     Interest Income ..........................................        68,259
                                                                  -----------
           Total Investment Income  ...........................    2,443,082
                                                                  -----------
EXPENSES
     Investment advisory fees  ................................       247,266
     Administrative fees  .....................................        82,423
     Custodian fees  ..........................................        11,600
     Transfer agency services fee .............................        14,565
     Organization expenses  ...................................        18,420
     Audit fee  ...............................................        13,905
     Legal fee  ...............................................        23,547
     Shareholders' reports  ...................................         3,823
     Filing fees  .............................................        12,537
     Directors' fees and expenses  ............................        19,737
     Insurance expense  .......................................         5,807
     Other expenses  ..........................................         2,714
                                                                  -----------
           TOTAL EXPENSES   ...................................       456,344
     Less: Expenses Waived or Reimbursed  .....................      (126,655)
                                                                  -----------
     Net Expenses  ............................................       329,689
                                                                  -----------
     NET INVESTMENT INCOME  ...................................     2,113,393
                                                                  -----------
NET REALIZED AND UNREALIZED LOSS ON
   INVESTMENT SECURITIES
     Net Realized Loss on Securities Sold  ....................    (1,927,926)
     Net Unrealized Depreciation of Investment Securities  ....    (5,245,834)
                                                                  -----------
     NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ...    (7,173,760)
                                                                  -----------
NET DECREASE IN NET ASSETS
   RESULTING FROM OPERATIONS  .................................   $(5,060,367)
                                                                  ===========

                 See accompanying Notes to Financial Statements
                                        5

                         E.I.I. REALTY SECURITIES TRUST

                          E.I.I. REALTY SECURITIES FUND

                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                      Six Months
                                                                         Ended                       Year
                                                                   December 31, 1999                 Ended
                                                                      (Unaudited)                June 30, 1999
                                                                 ----------------------          -------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
     Net Investment Income   ........................................   $ 2,113,393               $ 1,661,894
     Net Realized Loss on Securities  ...............................    (1,927,926)                 (690,030)
     Change in Unrealized Appreciation of Investment
        Securities  .................................................    (5,245,834)                 (286,028)
                                                                        -----------               -----------
           Net Increase (Decrease) in Net Assets Resulting
             from Operations  .......................................    (5,060,367)                  685,836
                                                                        -----------               -----------
Distributions From:
     Net Investment Income   ........................................    (2,421,253)               (1,022,314)
     Realized Capital Gains                                                      --                        --
                                                                        -----------               -----------
           Total Distributions  .....................................    (2,421,253)               (1,022,314)
                                                                        -----------               -----------
Capital Share Transactions -- Institutional Class: (1)
     Shares Issued  .................................................    25,662,394                53,243,697
     Shares Issued in Reinvestment of Cash Distributions  ...........     1,964,808                   944,623
     Shares Redeemed  ...............................................      (969,862)               (2,017,245)
                                                                        -----------               -----------
           Net Increase From Capital Share Transactions  ............    26,657,340                52,171,075
                                                                        -----------               -----------
Total Increase in Net Assets  .......................................    19,175,720                51,834,597
                                                                        -----------               -----------
NET ASSETS
     Beginning of Period   ..........................................    52,348,453                   513,856
                                                                        -----------               -----------
     End of Period  .................................................   $71,524,173               $52,348,453
                                                                        ===========               ===========
(1) SHARES ISSUED AND REDEEMED -- INSTITUTIONAL CLASS:
     Shares Issued  .................................................     2,895,756                 5,642,946
     Shares Reinvested   ............................................       229,918                   108,533
     Shares Redeemed  ...............................................      (110,661)                 (220,901)
                                                                        -----------               -----------
     Net Increase in Share Transactions  ............................     3,015,013                 5,530,578
                                                                        ===========               ===========

                 See accompanying Notes to Financial Statements
                                        6

                         E.I.I. REALTY SECURITIES TRUST

                          E.I.I. REALTY SECURITIES FUND

                              FINANCIAL HIGHLIGHTS

      FOR AN INSTITUTIONAL CLASS SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                        Six-Months
                                                          Ended                         Year                   June 11, 1998(a)
                                                     December 31, 1999                 Ended                       through
                                                        (Unaudited)                 June 30,1999                June 30,1998
                                                     -----------------              ------------               ----------------
Net Asset Value, Beginning of Period  ...............       $9.38                       $10.26                      $10.00
                                                            -----                       ------                      ------

INCOME (LOSS) FROM INVESTMENT
   OPERATIONS
     Net Investment Income   ........................        0.24                         0.39                        0.05
     Net Gain (Loss) on Securities
        (Realized and Unrealized)  ..................       (0.98)                       (0.95)                       0.21
                                                            -----                       ------                      ------
           Total from Investment Operations  ........       (0.74)                       (0.56)                       0.26
                                                            -----                       ------                      ------
LESS DISTRIBUTIONS
     Net Investment Income  .........................       (0.32)                       (0.32)                         --
     Net Realized Gains  ............................        --                             --                          --
                                                            -----                       ------                      ------
           Total Distributions   ....................       (0.32)                       (0.32)                         --
                                                            -----                       ------                      ------
Net Asset Value, End of Period   ....................       $8.32                       $ 9.38                      $10.26
                                                            =====                       ======                      ======
Total Return   ......................................       (7.95%)#                     (5.18%)                      2.60%#

Net Assets, End of Period  .......................... $71,524,173                  $52,348,453                    $513,856
Ratio of Expenses to Average Net Assets  ............        1.00%*                       1.00%                       1.00%*
Ratio of Expenses to Average Net Assets
   (Excluding Waivers and Assumptions of
   Expenses)  .......................................        1.38%*                       1.83%                      37.75%*
Ratio of Net Investment Income to Average
   Net Assets  ......................................        6.41%*                       6.11%                      10.50%*
Ratio of Net Investment Income to Average
   Net Assets (Excluding Waivers and
   Assumptions of Expenses)  ........................        6.03%*                       5.28%                     (26.25%)*
Portfolio Turnover Rate  ............................       18.37%                       17.27%                      22.23%

*   Annualized.
#   Non-Annualized.
(a) Commencement of Operations.

                 See accompanying Notes to Financial Statements
                                        7

                         E.I.I. REALTY SECURITIES TRUST

                          E.I.I. REALTY SECURITIES FUND

                          NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

E.I.I. Realty Securities Trust was incorporated in the State of Delaware on December 22, 1997 and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. E.I.I. Realty Securities Trust may offer one or more portfolios of its shares; at present only shares of E.I.I. Realty Securities Fund (the "Fund") are being offered. The Fund may offer three classes of shares: Institutional, Adviser and Investor. As of December 31, 1999, the Adviser and Investor Classes had not commenced operations. Shares of all classes represent equal pro-rata interests in the Fund, except that each class will bear different expenses which will reflect the difference in the range of services to be provided to them.

B. SIGNIFICANT ACCOUNTING POLICIES:

The following significant accounting policies are in conformity with generally accepted accounting principles. Such policies are consistently followed by the Fund in preparation of its financial statements.

The preparation of financial statements in accordance with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Estimates include the classification of distributions received by the Fund from the issuers of the Fund's portfolio securities. These distributions may be classified as either dividend income, capital gains or as non-taxable distributions. The final classifications of these distributions cannot be determined until reported to the Fund by the issuers of the Fund's portfolio securities, which normally occurs in January after the end of the calendar year. Reclassification of distributions made to the Fund will not affect the net assets of the Fund. The reclassification of distributions received by the Fund may require the Fund to reclassify a portion of its distributions to Fund shareholders.

SECURITY VALUATION: Securities traded on a nationally recognized securities exchange will be valued at the last sale price, or if no sale, at the mean between the latest bid and asked price. Securities traded in any other U.S. or foreign market shall be valued in a manner as similar as possible to the above, or if not so traded, on the basis of the latest available price. Where there are no readily available quotations for securities they will be valued at a fair value as determined by the Board of Trustees acting in good faith.

FEDERAL INCOME TAXES: The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders. Therefore, no federal income tax provision is required.

ORGANIZATIONAL COSTS: Organizational costs have been capitalized and are being amortized on a straight line basis over a period of 60 months.

OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

                         E.I.I. REALTY SECURITIES TRUST

                          E.I.I. REALTY SECURITIES FUND

                          NOTES TO FINANCIAL STATEMENTS

C. INVESTMENT ADVISORY AND ADMINISTRATIVE SERVICES:

The Fund has entered into an Investment Advisory Agreement with E.I.I. Realty Securities, Inc. (the "Adviser" or "E.I.I.") for day-to-day portfolio management services to be provided by the Adviser. The Investment Advisory Agreement provides for the Adviser to receive a fee calculated daily and payable monthly at an annual rate of 0.75% of the Fund's average daily net assets.

E.I.I. will also provide administrative services to the Fund. Under the Administrative Services Agreement, E.I.I. will receive a fee payable monthly at an annual rate of 0.25% of the Fund's average daily net assets. For the
Institutional Share Class, E.I.I. has agreed to waive 0.10% of its administrative fee resulting in a net annual rate of 0.15% of average daily net assets. E.I.I. has entered into a sub-administration contract with PFPC Inc. under which E.I.I. pays PFPC Inc. to provide certain administrative services to E.I.I.

E.I.I. has agreed to waive a portion of its Investment Advisory Fee and/or assume the expenses of the Fund to the extent necessary to keep the annual expenses of the Fund to not more than 1.00% of the average daily net assets of the Institutional Share Class of the Fund.

D. DISTRIBUTION AND SHAREHOLDER SERVICING PLANS:

According to the Fund's Distribution and Service Plan for the Investor Share Class under which the Fund may pay up to 0.75% of the average daily net assets of the Investor Share Class, for distribution assistance.

Under the Shareholder Servicing Plan, the Adviser will provide shareholder services to its clients that invest in the Fund. The Fund may also enter into shareholder service agreements pursuant to which a shareholder servicing agent other than the Adviser performs shareholder services for its customers who are shareholders of the Fund. In exchange for these services, the Fund pays up to 0.25% of the average daily net assets of the Adviser or Investor Shares serviced by the Adviser or the agent (collectively, the "Shareholder Servicing Agents"). Shareholder Servicing Agents may waive all or a portion of their fee periodically. No amounts have been expensed under the Shareholder Servicing Plan.

E. INVESTMENT TRANSACTIONS:

For the period ended December 31, 1999, the Fund made the following purchases and sales of investment securities other than U.S. Government Securities:

           Purchases.................          $32,128,907
           Sales.....................            5,881,062

At December 31, 1999, gross unrealized appreciation and depreciation for federal income tax purposes on investment securities for the Fund was as follows:

           Gross Unrealized Appreciation ............       $ 448,162
           Gross Unrealized Depreciation ............      (5,966,127)
                                                          -----------
           Net.......................................     $(5,517,965)
                                                          ===========

                         E.I.I. REALTY SECURITIES TRUST

                          E.I.I. REALTY SECURITIES FUND

                          NOTES TO FINANCIAL STATEMENTS

At June 30, 1999, the Fund had a capital loss carryover for federal income tax purposes of $665,828 of which $2,559 and $663,269 expires on June 30, 2006 and 2007, respectively.

F. COMPONENTS OF NET ASSETS:

At December 31, 1999, net assets consisted of:

           Paid-In Capital............................        $79,328,415
           Undistributed Net Investment Income........            334,238
           Accumulated Net Realized Loss .............         (2,620,515)
           Net Unrealized Depreciation of
             Investment Securities....................         (5,517,965)
                                                              -----------
                                                              $71,524,173
                                                              ===========

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